UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Citrone
Title:   Managing Member
Phone:  (203) 838-3188


Signature, Place and Date of Signing:

/s/ Robert Citrone          South Norwalk, Connecticut        May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $1,053,220
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1.       028-12213                Discovery Global Opportunity Master Fund, Ltd.

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

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2008


COLUMN 1                          COLUMN  2    COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MGRS       SOLE  SHARED  NONE
--------------                -------------     -----       -------   -------  --------   ----------  -----      ----  ------  ----
ALPHA NATURAL RESOURCES INC    COM              02076X102     33314    766900  SH            SOLE               766900   0      0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    227647   3574300  SH            SOLE              3574300   0      0
APPLE INC                      COM              037833100     21956    689100  SH            SOLE               689100   0      0
APPLE INC                      COM              037833100     57687    402000      CALL      SOLE               402000   0      0
BANCO MACRO SA                 SPON ADR B       05961W105      4991    196900  SH            SOLE               196900   0      0
BANCOLOMBIA S A                SPON ADR PREF    05968L102     48346   1363400  SH            SOLE              1363400   0      0
CHESAPEAKE ENERGY CORP         COM              165167107     52736   1142700  SH            SOLE              1142700   0      0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109      3751     50000  SH            SOLE                50000   0      0
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100     13132    450500  SH            SOLE               450500   0      0
COPA HOLDINGS SA               CL A             P31076105     10579    277600  SH            SOLE               277600   0      0
CREDICORP LTD                  COM              G2519Y108     39357    548600  SH            SOLE               548600   0      0
DEUTSCHE TELEKOM AG            SPONSORED ADR    251566105      3432    207000  SH            SOLE               207000   0      0
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102       647    535350  SH            SOLE               535350   0      0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     49986    519500  SH            SOLE               519500   0      0
GLOBAL SOURCES LTD             ORD              G39300101      3583    241300  SH            SOLE               241300   0      0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107      4371    268100  SH            SOLE               268100   0      0
ISHARES INC                    MSCI S KOREA     464286772      7476    134000  SH            SOLE               134000   0      0
ISHARES TR                     RUSSELL 2000     464287655    251649   3685000  SH            SOLE              3685000   0      0
JP MORGAN CHASE & CO           COM              46625H100     55792   1299000  SH            SOLE              1299000   0      0
MELCO PBL ENTMNT LTD           ADR              585464100     24160   2123000  SH            SOLE              2123000   0      0
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201      5520    521700  SH            SOLE               521700   0      0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     59203    579800  SH            SOLE               579800   0      0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     30757    703500  SH            SOLE               703500   0      0
SANDISK CORP                   COM              80004C101      4172    184827  SH            SOLE               184827   0      0
SONY CORP                      ADR NEW          835699307     14157    353300  SH            SOLE               353300   0      0
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105       276      4878  SH            SOLE                 4878   0      0
UBS AG                         SHS NEW          H89231338      4205    146000  SH            SOLE               146000   0      0
YAHOO INC                      COM              984332106     20338    703000  SH            SOLE               703000   0      0



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